Schedule of changes in provisions for litigation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Provisions for legal claims, beginning	R$ 1,555,704	R$ 1,606,713
Provision for litigations, additions	272,306	278,349
Provision for litigations, reversals	(78,577)	(121,856)
Construction cost, additions/(rev.)	8,434	(7,075)
Additions to assets	49,714	5,869
Settlement	(210,085)	(172,025)
Transfers/others	(131)	(34,271)
Provisions for legal claims, ending	1,597,365	1,555,704
Tax [Member]
IfrsStatementLineItems [Line Items]
Provisions for legal claims, beginning	173,873	175,790
Provision for litigations, additions	14,169	50,813
Provision for litigations, reversals	(1,417)	(49,381)
Construction cost, additions/(rev.)
Additions to assets
Settlement	(127)	(244)
Transfers/others	(5,383)	(3,105)
Provisions for legal claims, ending	181,115	173,873
Tax [Member] | Cofins [Member]
IfrsStatementLineItems [Line Items]
Provisions for legal claims, beginning	107,148	104,284
Provision for litigations, additions	4,123	2,864
Provision for litigations, reversals	(1,212)
Construction cost, additions/(rev.)
Additions to assets
Settlement
Transfers/others
Provisions for legal claims, ending	110,059	107,148
Tax [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Provisions for legal claims, beginning	66,725	71,506
Provision for litigations, additions	10,046	47,949
Provision for litigations, reversals	(205)	(49,381)
Construction cost, additions/(rev.)
Additions to assets
Settlement	(127)	(244)
Transfers/others	(5,383)	(3,105)
Provisions for legal claims, ending	71,056	66,725
Labors [Member]
IfrsStatementLineItems [Line Items]
Provisions for legal claims, beginning	596,248	673,062
Provision for litigations, additions	94,845	102,315
Provision for litigations, reversals	(21,647)	(4,297)
Construction cost, additions/(rev.)
Additions to assets
Settlement	(105,777)	(145,228)
Transfers/others	6,087	(29,604)
Provisions for legal claims, ending	569,756	596,248
Employee Benefits [Member]
IfrsStatementLineItems [Line Items]
Provisions for legal claims, beginning	52,401	86,297
Provision for litigations, additions	4,685	11,439
Provision for litigations, reversals	(19,623)	(43,524)
Construction cost, additions/(rev.)
Additions to assets
Settlement	(761)	(783)
Transfers/others	446	(1,028)
Provisions for legal claims, ending	37,148	52,401
Civil [Member]
IfrsStatementLineItems [Line Items]
Provisions for legal claims, beginning	644,483	591,756
Provision for litigations, additions	137,913	102,827
Provision for litigations, reversals	(29,919)	(23,621)
Construction cost, additions/(rev.)	8,434	(7,075)
Additions to assets	49,714	5,869
Settlement	(103,153)	(24,739)
Transfers/others	(1,281)	(534)
Provisions for legal claims, ending	706,191	644,483
Civil [Member] | Civil And Administrative Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions for legal claims, beginning	387,895	336,962
Provision for litigations, additions	129,730	94,500
Provision for litigations, reversals	(9,218)	(20,581)
Construction cost, additions/(rev.)
Additions to assets
Settlement	(74,989)	(22,452)
Transfers/others	19	(534)
Provisions for legal claims, ending	433,437	387,895
Civil [Member] | Easements [Member]
IfrsStatementLineItems [Line Items]
Provisions for legal claims, beginning	111,553	127,010
Provision for litigations, additions	1,616	286
Provision for litigations, reversals		(543)
Construction cost, additions/(rev.)	15,702	(13,748)
Additions to assets	36,771	667
Settlement	(27,573)	(2,119)
Transfers/others
Provisions for legal claims, ending	138,069	111,553
Civil [Member] | Expropriations And Property [Member]
IfrsStatementLineItems [Line Items]
Provisions for legal claims, beginning	133,888	118,757
Provision for litigations, additions	680	4,634
Provision for litigations, reversals	(15,031)	(1,217)
Construction cost, additions/(rev.)	(7,268)	6,673
Additions to assets	12,943	5,202
Settlement	(184)	(161)
Transfers/others
Provisions for legal claims, ending	125,028	133,888
Civil [Member] | Customers [Member]
IfrsStatementLineItems [Line Items]
Provisions for legal claims, beginning	3,973	4,956
Provision for litigations, additions	895	299
Provision for litigations, reversals	(706)	(1,275)
Construction cost, additions/(rev.)
Additions to assets
Settlement	(407)	(7)
Transfers/others
Provisions for legal claims, ending	3,755	3,973
Civil [Member] | Environmental [Member]
IfrsStatementLineItems [Line Items]
Provisions for legal claims, beginning	7,174	4,071
Provision for litigations, additions	4,992	3,108
Provision for litigations, reversals	(4,964)	(5)
Construction cost, additions/(rev.)
Additions to assets
Settlement
Transfers/others	(1,300)
Provisions for legal claims, ending	5,902	7,174
Regulatory [Member]
IfrsStatementLineItems [Line Items]
Provisions for legal claims, beginning	88,699	79,808
Provision for litigations, additions	20,694	10,955
Provision for litigations, reversals	(5,971)	(1,033)
Construction cost, additions/(rev.)
Additions to assets
Settlement	(267)	(1,031)
Transfers/others
Provisions for legal claims, ending	R$ 103,155	R$ 88,699